PGIM ETF Trust

655 Broad Street

Newark, New Jersey 07102

April 16, 2021

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:497(j) Filing for PGIM ETF Trust

Registration numbers 333-222469 and 811-23324

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No.18 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 12, 2021.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 367-8982.

Sincerely,

/s/ Diana Huffman

Diana Huffman
Assistant Secretary